Pensions and other post-employment benefits - Impact asset ceiling (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 487
Interest expense		€ 9	€ 15
Net defined benefit liability (asset) at end of period	992	487
Impact of the asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,030)	(627)
Interest expense	(27)	(24)
Change in asset ceiling, excluding amounts included in interest expense	(233)	(370)
Translation differences	95	(9)
Net defined benefit liability (asset) at end of period	(1,195)	(1,030)	(627)
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	3,136
Net defined benefit liability (asset) at end of period	3,404	3,136
United States Pension benefits | Impact of the asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(975)	(573)
Interest expense	(27)	(24)
Change in asset ceiling, excluding amounts included in interest expense	(216)	(370)
Translation differences	93	(8)
Net defined benefit liability (asset) at end of period	(1,125)	(975)	(573)
United States Post-employment benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,861)
Net defined benefit liability (asset) at end of period	(1,580)	(1,861)
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(788)
Net defined benefit liability (asset) at end of period	(832)	(788)
Other pensions | Impact of the asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(55)	(54)
Change in asset ceiling, excluding amounts included in interest expense	(17)
Translation differences	2	(1)
Net defined benefit liability (asset) at end of period	€ (70)	€ (55)	€ (54)